Consolidated Balance Sheets (Parenthetical) $ in Thousands	Dec. 31, 2017 € / shares	Dec. 31, 2017 USD ($) shares	Dec. 31, 2016 € / shares	Dec. 31, 2016 USD ($) shares
Ordinary share capital, par value (in EUR per share) | € / shares	€ 0.01		€ 0.01
Ordinary share capital, shares authorized (in shares) | shares		350,000,000		350,000,000
Ordinary share capital, shares issued (in shares) | shares		167,847,345		187,847,345
Ordinary share capital, shares outstanding (in shares) | shares		152,992,101		176,247,154
Unvested restricted stock (in shares) | shares		3,007,752		3,426,810
Treasury stock, at cost, shares (in shares) | shares		14,855,244		11,600,191
Supplemental balance sheet information - amounts related to assets and liabilities of consolidated VIEs for which creditors do not have recourse to our general credit:
Restricted cash		$ 364,456		$ 329,180
Other assets		979,930		779,206
Accrued maintenance liability		2,461,799		2,750,576
Debt		28,420,739		27,716,999
Consolidated Variable Interest Entities [Member]
Supplemental balance sheet information - amounts related to assets and liabilities of consolidated VIEs for which creditors do not have recourse to our general credit:
Restricted cash		162,039		118,297
Flight equipment held for operating leases, and held for sale		2,220,225		3,016,373
Other assets		66,155		50,665
Accrued maintenance liability		44,078		175,604
Debt		1,522,366		1,313,807
Liabilities other than accrued maintenance liability and debt		$ 93,160		$ 107,207